Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Amortized cost of fixed income securities	$ 45,252	$ 26,793	$ 20,332
Equity investments, cost	1,682	1,000	0
Allowance for doubtful accounts of premiums receivable	39	38	3
Accumulated amortization		$ 0	$ 3
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock shares, authorized	10,000,000	10,000,000	10,000,000
Common stock shares, issued	6,136,125	6,108,125	6,358,125
Common stock shares, outstanding	5,984,766	5,956,766	6,358,125
Treasury stock, shares	151,359	151,359	223,851
Series B Preferred Stock [Member]
Preferred stock, par value	$ 25.00	$ 25.00	$ 25.00
Preferred stock, authorized shares	1,000,000	1,000,000	1,000,000
Preferred stock shares, issued	120,000	120,000	120,000
Preferred stock shares,outstanding	120,000	120,000	120,000